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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-10379

Registrant Name:	PIMCO California
Municipal Income Fund

Address of Principal Executive Offices:	1345 Avenue of the Americas,
New York, NY 10105

Name and Address of Agent for Service:	Lawrence G. Altadonna
1345 Avenue of the Americas,
New York, NY 10105

Registrant’s telephone number, including area code:	212-739-3371

Date of Fiscal Year End:	April 30, 2010

Date of Reporting Period:	July 31, 2009
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
PIMCO California Municipal Income Fund Schedule of Investments
July 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

CALIFORNIA MUNICIPAL BONDS & NOTES—91.5%
$1,385	Alvord Unified School Dist., GO, 5.375%, 8/1/29, Ser. C (FSA)	Aa3/NR	$1,401,191
	Assoc. of Bay Area Gov’t Finance Auth. Rev.,
1,000	Channing House, Rev., CP, 5.375%, 2/15/19	NR/BBB-	906,450
1,000	Poway Housing, Inc. Project, 5.375%, 11/15/25, Ser. A (CA Mtg. Ins.)	NR/A	946,070
10,000	Bay Area Toll Auth. Rev., 5.00%, 4/1/34, Ser. F1	Aa3/AA	9,791,200
5,000	Chula Vista Rev., 5.875%, 2/15/34, Ser. B	A1/A+	4,913,850
	Contra Costa Cnty. Public Financing Auth., Tax Allocation,
2,150	5.125%, 8/1/19	NR/BBB	2,011,690
350	5.85%, 8/1/33, Ser. A	NR/NR	321,352
3,635	Cucamonga Cnty. Water Dist., CP, 5.125%, 9/1/35 (FGIC)(NPFGC)	A2/AA-	3,291,602
5,000	Desert Community College Dist., GO, 5.00%, 8/1/37, Ser. C (FSA)	Aa3/AAA	4,726,700
6,300	Eastern Municipal Water Dist., CP, 5.00%, 7/1/35, Ser. H	Aa3/AA	5,967,171
	Educational Facs. Auth. Rev.,
	Claremont McKenna College,
10,200	5.00%, 1/1/39 (f)	Aa2/NR	9,716,928
1,400	5.00%, 1/1/39	Aa2/NR	1,333,696
	Univ. of Southern California, Ser. A,
5,000	5.00%, 10/1/38	Aa1/AA+	5,017,900
10,000	5.00%, 10/1/39 (f)	Aa1/AA+	10,021,200
2,975	El Dorado Irrigation Dist. & El Dorado Water Agcy., CP, 5.75%, 8/1/39, Ser. A	Aa2/AAA	2,978,808
	El Monte, CP (AMBAC),
10,790	4.75%, 6/1/30	A3/A+	9,536,418
14,425	5.25%, 1/1/34	A3/NR	13,297,398
	Fremont Community Dist., Special Tax,
165	6.00%, 9/1/18	NR/NR	147,456
505	6.00%, 9/1/19	NR/NR	437,310
3,500	6.30%, 9/1/31	NR/NR	2,890,230
	Golden State Tobacco Securitization Corp. Rev.,
9,000	5.00%, 6/1/33, Ser. A-1	Baa3/BBB	6,004,530
3,000	5.00%, 6/1/35, Ser. A (FGIC)	Baa2/A-	2,598,720
6,000	5.00%, 6/1/38, Ser. A (FGIC)	Baa2/A-	5,020,320
1,600	5.00%, 6/1/45 (AMBAC)(TCRS)	Baa2/A-	1,299,760
	Health Facs. Finance Auth. Rev.,
	Adventist Health Systems, Ser. A,
4,630	5.00%, 3/1/33	NR/A	3,977,587
2,000	5.75%, 9/1/39	NR/A	1,890,860
	Catholic Healthcare West, Ser. A,
1,875	5.00%, 7/1/18	A2/A	1,840,594
875	5.00%, 7/1/28	A2/A	775,530
2,000	6.00%, 7/1/34	A2/A	1,931,660
4,000	6.00%, 7/1/39	A2/A	3,804,080
1,000	Children’s Hospital of Orange Cnty., 6.50%, 11/1/38, Ser. A	NR/A	984,210
5,315	Northern California Presbyterian, 5.125%, 7/1/18	NR/BBB+	4,707,655
10,590	Kern Cnty., CP, 5.75%, 8/1/35, Ser. A	Aa2/AAA	10,547,428
	La Quinta Redev. Agcy., Tax Allocation (AMBAC),
3,000	5.00%, 9/1/21	NR/A+	2,815,200
10,000	5.10%, 9/1/31	NR/A+	8,601,400
1,000	5.125%, 9/1/32	NR/A+	850,840
1,495	Lincoln Public Financing Auth. Rev., Twelve Bridges Ltd., 6.125%, 9/2/27	NR/NR	1,254,365

PIMCO California Municipal Income Fund Schedule of Investments
July 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

	Long Beach Bond Finance Auth. Rev., Ser. A,
$3,900	5.50%, 11/15/37	A2/A	$3,262,038
1,000	Long Beach Natural Gas, 5.50%, 11/15/27	A2/A	884,120
	Los Angeles Department of Water & Power Rev.,
5,000	4.75%, 7/1/30, Ser. A-2 (FSA) (f)	Aa3/AAA	4,908,750
3,930	5.125%, 7/1/41, Ser. A	Aa3/AA	3,766,198
3,000	5.375%, 7/1/34, Ser. A (f)	Aa3/AA	3,049,680
7,000	5.375%, 7/1/38, Ser. A (f)	Aa3/AA	7,038,150
	Los Angeles Unified School Dist., GO,
10,000	5.00%, 7/1/29, Ser. I (f)	Aa3/AA-	9,838,600
13,000	5.00%, 1/1/34, Ser. I	Aa3/AA-	12,383,280
5,000	5.00%, 1/1/34, Ser. I (f)	Aa3/AA-	4,762,800
250	5.30%, 1/1/34, Ser. D	Aa3/AA-	248,295
2,900	Municipal Finance Auth. Rev., Biola Univ., 5.875%, 10/1/34	Baa1/NR	2,686,763
5,000	Orange Cnty. Sanitation Dist., CP, 5.00%, 2/1/39, Ser. A	NR/AAA	4,799,050
1,080	Palm Springs Community Redev. Agcy., Tax Allocation, 5.50%, 8/1/21	NR/A	1,090,940
2,145	Patterson Public Financing Auth. Rev., Waste Water Systems Project, 5.50%, 6/1/39	NR/AAA	2,059,350
8,305	Riverside Cnty., CP, 5.125%, 11/1/30 (NPFGC)	A2/AA-	7,926,873
	Riverside, Improvement Board Act 1915, Special Assessment,
500	6.15%, 9/2/19	NR/NR	469,265
1,350	6.375%, 9/2/26	NR/NR	1,251,423
	San Diego Cnty. Water Auth., CP, Ser. A,
1,000	5.00%, 5/1/32 (NPFGC)	Aa3/AA+	954,190
6,250	5.00%, 5/1/38 (FSA)	Aa3/AAA	5,843,437
545	San Diego Cnty., CP, 5.25%, 10/1/28	A2/NR	545,071
2,000	San Diego Public Facs. Financing Auth. Rev., 5.25%, 5/15/39, Ser. A	A2/A+	1,949,860
3,285	San Diego Regional Building Auth. Rev., Cnty. Operations Center & Annex, 5.375%, 2/1/36, Ser. A	A1/AA+	3,179,157
5,000	San Diego Unified School Dist., GO, 4.75%, 7/1/27, Ser. D-2 (FSA)	Aa2/AAA	5,016,150
880	San Francisco Bay Area Transit Financing Auth. Rev., 5.125%, 7/1/36 (AMBAC)	Aa3/AA+	862,954
650	San Francisco City & Cnty., CP, 5.25%, 4/1/31, Ser. A	A1/AA-	633,542
720	San Francisco City & Cnty. Redev. Agcy. Rev., Special Tax, 6.125%, 8/1/31, Ser. B	NR/NR	644,638
5,065	San Joaquin Cnty., General Hospital Project, CP, 5.00%, 9/1/20 (NPFGC)	A2/A	4,743,930
	San Joaquin Hills Transportation Corridor Agcy. Toll Road Rev., Ser. A,
5,000	5.50%, 1/15/28	Ba2/BB-	3,500,700
5,000	5.70%, 1/15/19	Ba2/BB-	4,238,650
230	San Jose, Improvement Board Act 1915, Special Assessment, 5.60%, 9/2/17, Ser. Q	NR/NR	210,392
600	Santa Ana Financing Auth. Rev., 5.60%, 9/1/19, Ser. C	NR/BBB	605,622
3,500	Santa Clara Cnty. Financing Auth. Rev., 5.75%, 2/1/41, Ser. A (AMBAC)	A1/A+	3,469,690
1,815	Santa Clara, CP, 5.00%, 2/1/32 (AMBAC)	Aa3/AA	1,826,525
1,300	Santa Cruz Cnty. Redev. Agcy., Tax Allocation, 7.00%, 9/1/36, Ser. A	A2/A	1,362,088
2,000	State Public Works Board Rev., Regents Univ., 5.00%, 4/1/34, Ser. E	Aa2/AA-	1,850,520
	State, GO,
5,885	5.00%, 9/1/35	Baa1/A	5,409,021
3,300	5.00%, 12/1/37	Baa1/A	3,012,009
8,000	6.00%, 4/1/38	Baa1/A	8,271,680

PIMCO California Municipal Income Fund Schedule of Investments
July 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

	Statewide Communities Dev. Auth. Rev.,
$900	Baptist Univ., 5.50%, 11/1/38, Ser. A	NR/NR	$596,277
1,000	Catholic Healthcare West, 5.50%, 7/1/31, Ser. D	A2/A	927,230
5,320	Gross-Gillispie School, 6.625%, 10/1/31	NR/NR	4,308,828
15,250	Henry Mayo Newhall Memorial Hospital, 5.125%, 10/1/30 (CA Mtg. Ins.)	NR/A	13,791,185
8,000	Internext Group, CP, 5.375%, 4/1/30	NR/BBB	5,899,840
3,000	Jewish Home, 5.50%, 11/15/33 (CA St. Mtg.)	NR/A	2,780,160
1,000	Kaiser Permanente, 5.25%, 3/1/45, Ser. B	NR/A+	871,520
	Methodist Hospital Project (FHA),
2,100	6.625%, 8/1/29	Aa2/AA	2,281,377
7,700	6.75%, 2/1/38	Aa2/AA	8,303,218
	St. Joseph,
100	5.125%, 7/1/24 (NPFGC)	Aa3/AA-	98,765
3,200	5.75%, 7/1/47, Ser. A (FGIC)	Aa3/AA-	3,113,760
2,325	St. Marks School, 6.75%, 6/1/28 (a)(b)	NR/NR	2,196,800
4,000	Sutter Health, 5.50%, 8/15/34, Ser. B	Aa3/A+	3,718,080
910	Windrush School, 5.50%, 7/1/37	NR/NR	639,111
2,000	Turlock, Emanuel Medical Center, CP, 5.50%, 10/15/37, Ser. B	NR/BBB	1,434,660
	Tustin Unified School Dist., Special Tax, Ser. B,
2,345	5.50%, 9/1/22	NR/NR	2,152,053
2,520	5.60%, 9/1/29	NR/NR	2,156,994
2,000	5.625%, 9/1/32	NR/NR	1,649,860
	Univ. Rev.,
8,000	4.75%, 5/15/35, Ser. F (FSA) (f)	Aa1/AAA	7,404,080
10,000	5.00%, 5/15/36, Ser. A (AMBAC)	Aa1/AA	9,697,800
1,000	Western Municipal Water Dist. Facs. Auth. Rev., 5.00%, 10/1/39, Ser. B	NR/AA+	952,130
1,000	Westlake Village, CP, 5.00%, 6/1/39	NR/AA+	945,210

	Total California Municipal Bonds & Notes (cost—$367,647,903)		353,033,698

OTHER MUNICIPAL BONDS & NOTES—3.5%
	Illinois—1.4%
5,260	Educational Facs. Auth. Rev., Univ. of Chicago, 5.00%, 7/1/33, Ser. A	Aa1/AA	5,293,085

	Iowa—1.5%
8,700	Tobacco Settlement Auth. Rev., 5.60%, 6/1/34, Ser. B	Baa3/BBB	5,973,159

	Louisiana—0.4%
1,750	Tobacco Settlement Financing Corp. Rev., 5.875%, 5/15/39, Ser. 2001— B	Baa3/BBB	1,387,313

	New York—0.1%
450	New York City Municipal Water Finance Auth., Water & Sewer System Rev., 5.00%, 6/15/37, Ser. D (f)	Aa2/AAA	447,291

	South Carolina—0.1%
340	Tobacco Settlement Rev. Management Auth. Rev., 6.375%, 5/15/30, Ser. B	Baa3/BBB	404,335

	Total Other Municipal Bonds & Notes (cost—$16,240,734)		13,505,183

PIMCO California Municipal Income Fund Schedule of Investments
July 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

CORPORATE BONDS & NOTES (e)—2.1%
	Financial Services—2.1%
$7,800	American General Finance Corp., 4.625%, 9/1/10	Baa2/BB+	$6,018,605
3,500	CIT Group, Inc., 5.80%, 7/28/11	Ca/CC	1,972,117

	Total Corporate Bonds & Notes (cost—$8,337,862)		7,990,722

OTHER VARIABLE RATE NOTES (a)(c)(d)—1.5%
	Illinois—1.5%
6,670	Chicago Water Supply System Rev., 10.903%, 5/1/14, Ser. 1419 (AMBAC) (cost—$6,963,724)	NR/AA-	5,920,225

CALIFORNIA VARIABLE RATE NOTES (a)(d)—0.4%
1,670	Sacramento Cnty. Sanitation Dist. Rev., 10.731%, 8/1/13, Ser. 1034 (NPFGC) (cost—$1,853,940)	NR/AA	1,685,347

SHORT-TERM INVESTMENTS—1.0%
Corporate Notes (e)—1.0%
	Financial Services—1.0%
1,200	American General Finance Corp., 0.945%, 10/2/09, FRN	Baa2/BB+	1,116,030
3,400	CIT Group, Inc., 4.125%, 11/3/09	Ca/CC	2,011,597
	International Lease Finance Corp., FRN,
500	0.881%, 5/24/10	Baa2/BBB+	435,352
400	0.909%, 1/15/10	Baa2/BBB+	381,901

	Total Corporate Notes (cost—$5,236,986)		3,944,880

	Total Investments (cost—$406,281,149)—100.0%		$386,080,055

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s net asset value is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $9,802,372, representing 2.54% of total investments.

(b)	Illiquid security.

(c)	144A Security—exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d)	Variable Rate Notes—Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on July 31, 2009.

(e)	All or partial amount segregated as collateral for reverse repurchase agreements.

(f)	Residual Interest Bonds held in Trust—Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.
Glossary:
AMBAC—insured by American Municipal Bond Assurance Corp.
CA Mtg. Ins.—insured by California Mortgage Insurance
CA St. Mtg.—insured by California State Mortgage
CP—Certificates of Participation
FGIC—insured by Financial Guaranty Insurance Co.
FHA—insured by Federal Housing Administration
FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on July 31, 2009.
FSA—insured by Financial Security Assurance, Inc.
GO—General Obligation Bond
NPFGC—insured by National Public Finance Guarantee Corporation
NR—Not Rated
TCRS—Temporary Custodian Receipts
Other Investments:
(1) The weighted average daily balance of reverse repurchase agreements outstanding during the three months ended July 31, 2009 was $10,920,728 at a weighted average interest rate of 0.78%. The total market value of underlying collateral (refer to the Schedule of Investments for positions segregated as collateral for reverse repurchase agreements) for open reverse repurchase agreements at July 31, 2009 was $11,935,602. Open reverse repurchase agreements at July 31, 2009:

Counterparty	Rate	Trade Date	Maturity Date	Principal & Interest	Principal

Barclays Bank	0.75%	7/1/09	8/4/09	$1,776,109	$1,775,000
	0.75%	7/2/09	8/6/09	8,325,473	8,322,000

					$10,097,000

Fair Value Measurements—The Fund has adopted the Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. Under this standard, fair-value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants at the measurement date. The three levels of the fair value hierarchy under FAS 157 are described below:
•	Level 1 — quoted prices in active markets for identical investments that the Fund has the ability to access

•	Level 2 — valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.), or quotes from inactive exchanges

•	Level 3 — valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The Fund has adopted FASB Staff Position No. 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly (“FAS-157-4”). FAS 157-4 provides guidance on determining when there has been a significant decrease in the volume and level of activity for the asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement. FAS 157-4 emphasizes that even if there has been a significant decrease in volume and level activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.
An investment asset or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement.
The valuation techniques used by the Fund to measure fair value during the three months ended July 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of July 31, 2009, in valuing the Fund’s assets and liabilities is listed below by investment type.

		Level 2 —	Level 3 —
		Other Significant	Significant
	Level 1 —	Observable	Unobservable	Value at
	Quoted Prices	Inputs	Inputs	7/31/09

California Municipal Bonds & Notes	—	$353,033,698	—	$353,033,698
Other Municipal Bonds & Notes	—	13,505,183	—	13,505,183
Corporate Bonds & Notes	—	7,990,722	—	7,990,722
Other Variable Rate Notes	—	5,920,225	—	5,920,225
California Variable Rate Notes	—	1,685,347	—	1,685,347
Short-Term Investments	—	3,944,880	—	3,944,880

Total Investments in Securities	—	$386,080,055	—	$386,080,055

Item 2. Controls and Procedures
(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a -3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.
(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits
     (a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO California Municipal Income Fund
By	/s/ Brian S. Shlissel
President & Chief Executive Officer
Date: September 25, 2009

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer
Date: September 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer
Date: September 25, 2009

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer
Date: September 25, 2009